Touchstone International Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	4.10%	4.80%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(6.45%)	1.81%	3.90%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(8.51%)	0.57%	2.63%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(2.19%)	1.41%	3.00%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(2.99%)	2.12%	3.61%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(1.15%)	3.24%	4.81%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(0.99%)	3.35%	4.88%

[1]	Class Y shares of the Fund assumed the performance history of Class I shares of the Predecessor Fund.
[2]	Performance of Institutional Class shares of the Fund prior to October 30, 2017 (the inception date for Institutional Class shares) is based on the Fund's Class Y share performance.